CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital commitments
Acquisition of tangible assets contracted for	$ 146	$ 120	$ 161
Acquisition of tangible assets not contracted for	547	367	426
Capital commitments	693	487	587
Purchase obligations [Abstract]
Purchase obligations	1,047	1,273	1,085
Within one year
Purchase obligations [Abstract]
Purchase obligations	423	391	506
- thereafter
Purchase obligations [Abstract]
Purchase obligations	624	882	579
Joint ventures
Capital commitments
Capital commitments	4	12	2
Project capital
Capital commitments
Capital commitments	401	287	450
Project capital | Within one year
Capital commitments
Capital commitments	337	216	288
Project capital | - thereafter
Capital commitments
Capital commitments	64	71	162
Stay-in-business capital
Capital commitments
Capital commitments	292	200	137
Stay-in-business capital | Within one year
Capital commitments
Capital commitments	292	200	117
Stay-in-business capital | - thereafter
Capital commitments
Capital commitments	$ 0	$ 0	$ 20